RELATED PARTY TRANSACTIONS WITH VERINT (Tables)	12 Months Ended
Jan. 31, 2022
Related Party Transactions [Abstract]
Schedule of Components of Costs of Services
The components of the costs of services allocated to the Company for the years ended January 31, 2021 and 2020 are as follows:

	Year Ended January 31,
(in thousands)	2021	2020
Software - cost of revenue	$1,981	$1,871
Software service - cost of revenue	1,548	1,639
Professional service and other - cost of revenue	2,743	4,654
Research and development, net	21,783	19,139
Selling, general and administrative	69,210	54,452
Total allocated corporate expenses	$97,265	$81,755